Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Right-of-use assets:
Operating leases	$ 5,975	$ 6,366
Finance leases	87	126
Total right-of-use assets	6,062	6,492
Lease liabilities:
Operating leases	5,910	6,468
Finance leases	90	129
Total lease liabilities	$ 6,000	$ 6,597